Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	¥ 1,512,357	¥ 1,470,073
Marketable securities (including assets pledged that secured parties are permitted to sell or repledge of 15,437 yen and 17,521 yen in 2019 and 2020)	1,847,772	1,324,538
Notes and accounts receivable, trade and contract assets	1,028,793	1,091,242
Allowance for doubtful accounts	(25,873)	(25,440)
Inventories	589,969	653,278
Other receivables	188,106	223,620
Prepaid expenses and other current assets	594,021	509,301
Total current assets	5,735,145	5,246,612
Film costs	427,336	409,005
Investments and advances:
Affiliated companies	207,922	163,365
Securities investments and other (including assets pledged that secured parties are permitted to sell or repledge of 832,984 yen and 930,882 yen in 2019 and 2020)	12,526,210	11,561,286
Long-term Investments, Total	12,734,132	11,724,651
Property, plant and equipment:
Land	81,482	83,992
Buildings	659,556	664,157
Machinery and equipment	1,725,720	1,585,382
Construction in progress	76,391	39,208
Property, Plant and Equipment, Gross, Total	2,543,149	2,372,739
Less - Accumulated depreciation	1,634,505	1,595,686
Property, plant and equipment, net	908,644	777,053
Other assets:
Operating lease right-of-use assets	359,510
Finance lease right-of-use assets	33,100
Intangibles, net	906,310	917,966
Goodwill	783,888	768,552
Deferred insurance acquisition costs	600,901	595,265
Deferred income taxes	210,372	202,486
Other	340,005	339,996
Other noncurrent assets	3,234,086	2,824,265
Total assets	23,039,343	20,981,586
Current liabilities:
Short-term borrowings	810,176	618,618
Current portion of long-term debt	29,807	172,461
Current portion of long-term operating lease liabilities	68,942
Notes and accounts payable, trade	380,810	492,124
Accounts payable, other and accrued expenses	1,630,197	1,693,048
Accrued income and other taxes	145,996	135,226
Deposits from customers in the banking business	2,440,783	2,302,314
Other	733,732	666,024
Total current liabilities	6,240,443	6,079,815
Long-term debt	634,966	568,372
Long-term operating lease liabilities	314,836
Accrued pension and severance costs	324,655	384,232
Deferred income taxes	549,538	531,421
Future insurance policy benefits and other	6,246,047	5,642,671
Policyholders' account in the life insurance business	3,642,271	3,048,202
Other	289,285	281,382
Total liabilities	18,242,041	16,536,095
Redeemable noncontrolling interest	7,767	8,801
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2019 - Shares authorized: 3,600,000,000; shares issued: 1,271,230,341 2020 - Shares authorized: 3,600,000,000; shares issued: 1,261,058,781	880,214	874,291
Additional paid-in capital	1,289,719	1,266,874
Retained earnings	2,768,856	2,320,586
Accumulated other comprehensive income -
Unrealized gains on securities, net	161,191	135,035
Unrealized gains (losses) on derivative instruments, net	1,248	(19)
Pension liability adjustment	(235,520)	(310,457)
Foreign currency translation adjustments	(509,872)	(435,229)
Debt valuation adjustments	1,973
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(580,980)	(610,670)
Treasury stock, at cost Common stock 2019 - 20,483,474 shares 2020 - 40,898,841 shares	(232,503)	(104,704)
Stockholders' Equity Attributable to Parent, Total	4,125,306	3,746,377
Noncontrolling interests	664,229	690,313
Total equity	4,789,535	4,436,690
Total liabilities and equity	¥ 23,039,343	¥ 20,981,586